Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 930	$ 2,491
Allowance for doubtful accounts	(121)	(59)
Total accounts receivable, net	809	2,432
Beginning balance	59	970
Addition	62	(911)
Ending balance	$ 121	$ 59